Derivative Financial Instruments - Summary of Maturities of Notional Amount of Derivatives (Detail)
€ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, SFr in Millions, R$ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 JPY (¥)
Swaps US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $		$ 2,800
Swaps CHF-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | SFr							SFr 475
Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset						¥ 13,000		¥ 13,000				¥ 13,000
Forwards US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $		1,744
Forwards US Dollar - Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		100	R$ 100
Swaps Euro-BRL [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset				€ 450
Interest rate swaps in Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $	$ 200
Notional amount, Liabilities | $									$ 15,750
Forwards Euro- Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset				400
Forwards US Dollar - Swiss franc [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | SFr							75
Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset				204
Swaps US Dollar-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | $		2,092
Swaps GBP-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					£ 740						£ 740
Swap GBP- US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					2,010						£ 2,010
Call option 1 [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities				750
Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities				374						€ 374
Call spread option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities				3,000						€ 3,000
2018 [member] | Swaps CHF-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | SFr							475
2018 [member] | Forwards US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $		1,744
2018 [member] | Forwards US Dollar - Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $		100
2018 [member] | Swaps Euro-BRL [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset				150
2018 [member] | Forwards Euro- Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset				400
2018 [member] | Forwards US Dollar - Swiss franc [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | SFr							SFr 75
2018 [member] | Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset				204
2018 [member] | Swaps US Dollar-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | $		67
2018 [member] | Call option 1 [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities				750
2019 [member] | Swaps Euro-BRL [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset				300
2019 [member] | Interest rate swaps in Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $	$ 200
2019 [member] | Swaps US Dollar-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | $		25
2020 [member] | Swap GBP- US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					550
2020 [member] | Call spread option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities				3,000
Thereafter [member] | Swaps US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | $		2,800
Thereafter [member] | Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥								¥ 13,000
Thereafter [member] | Swaps US Dollar-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | $		$ 2,000
Thereafter [member] | Swaps GBP-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					740
Thereafter [member] | Swap GBP- US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					£ 1,460
Thereafter [member] | Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities				€ 374